Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,952,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,289.15
Total Offset Amount	0.00
Net Fee	2,289.15
Narrative - Max Aggregate Offering Price	$ 14,952,000.00
Final Prospectus	true